Business combinations - Schedule of Company's allocation of the total purchase consideration amongst the net assets acquired (Details) - Lexicon Digital Pty Ltd And Lexicon Consolidated Holdings Pty
£ in Thousands
Oct. 06, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships	£ 4,532
Property, plant and equipment	51
Right of use assets	299
Deferred tax asset	136
Cash and cash equivalents	1,824
Trade and other receivables	2,098
Lease liabilities	(319)
Trade and other payables	(1,192)
Corporation tax payable	(825)
Deferred tax liability	(1,360)
Fair value of net assets acquired	£ 5,244